Leases	6 Months Ended
Jun. 30, 2020
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Maturity [Table Text Block]
As at June 30, 2020, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax tankers, Aframax tankers and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $573.9 million, including imputed interest of $171.4 million, repayable from 2020 through 2030, as indicated below:

Commitments
At June 30, 2020
Year	$

Remainder of 2020	28,449
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481

As at June 30, 2020, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.8 billion, including imputed interest of $435.3 million, repayable through 2034, as indicated below:

Commitments
At June 30, 2020
Year	$
Remainder of 2020	69,886
2021	138,601
2022	136,959
2023	135,459
2024	132,011
Thereafter	1,198,366

Leases [Text Block]
6. Leases
Obligations Related to Finance Leases

	June 30, 2020	December 31, 2019
	$	$
Teekay LNG
LNG Carriers	1,376,011	1,410,904
Teekay Tankers
Conventional Tankers	402,519	414,788
Total obligations related to finance leases	1,778,530	1,825,692
Less current portion	(97,237)	(95,339)
Long-term obligations related to finance leases	1,681,293	1,730,353

Teekay LNG

As at June 30, 2020, Teekay LNG was a party to finance leases on nine LNG carriers (December 31, 2019 – nine LNG carriers). These nine LNG carriers were sold by Teekay LNG to third parties (or Lessors) and leased back under 7.5- to 15-year bareboat charter contracts ending in 2026 through 2034. At the inception of these leases, the weighted-average interest rate implicit in these leases was 5.1%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's unaudited consolidated balance sheets and have purchase obligations at the end of the lease terms.

The obligations of Teekay LNG under the bareboat charter contracts for the nine LNG carriers are guaranteed by Teekay LNG. The guarantee agreements require Teekay LNG to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. These covenants are the same as Teekay LNG's other corporate debt covenants (see Note 10). As of the date these unaudited consolidated financial statements were issued, Teekay LNG was in compliance with all covenants in respect of the obligations related to its finance leases.

As at June 30, 2020, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.8 billion, including imputed interest of $435.3 million, repayable through 2034, as indicated below:

Commitments
At June 30, 2020
Year	$
Remainder of 2020	69,886
2021	138,601
2022	136,959
2023	135,459
2024	132,011
Thereafter	1,198,366

Teekay Tankers

From 2017 to 2019, Teekay Tankers completed sale-leaseback financing transactions with financial institutions relating to 16 of Teekay Tankers' vessels. Under these arrangements, Teekay Tankers transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors), and leased the vessels back from the Lessors on bareboat charters ranging from 9- to 12-year terms. Teekay Tankers is obligated to purchase eight of the vessels upon maturity of their respective bareboat charters. Teekay Tankers also has the option to purchase each of the 16 vessels at various times starting between July 2020 and November 2021 until the end of their respective lease terms.

The bareboat charters related to these vessels require that Teekay Tankers maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of Teekay Tankers' consolidated debt and obligations related to finance leases (excluding applicable security deposits reflected in restricted cash – non-current on the Company's unaudited consolidated balance sheets).

Four of the bareboat charters require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at June 30, 2020, this ratio was approximately 129% (December 31, 2019 – 122%).

Six of the bareboat charters require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 78% of the total outstanding principal balance during the first two years of the lease period, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at June 30, 2020, this ratio was approximately 110% (December 31, 2019 – 115%).

Four of the bareboat charters require Teekay Tankers to maintain, for each vessel, a minimum hull overage ratio of 100% of the total outstanding principal balance. As at June 30, 2020, this ratio was approximately 163% (December 31, 2019 – 158%).

The remaining two bareboat charters also require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at June 30, 2020, this ratio was approximately 102% (December 31, 2019 – 109%).

Such requirements are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these unaudited consolidated financial statements were issued, Teekay Tankers was in compliance with all covenants in respect of its obligations related to finance leases.

The weighted average interest rate on Teekay Tankers’ obligations related to finance leases as at June 30, 2020 was 7.6% (December 31, 2019 – 7.6%).

As at June 30, 2020, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax tankers, Aframax tankers and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $573.9 million, including imputed interest of $171.4 million, repayable from 2020 through 2030, as indicated below:

Commitments
At June 30, 2020
Year	$

Remainder of 2020	28,449
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481

Operating Lease Liabilities

The Company charters-in vessels from other vessel owners on time-charter-in and bareboat charter contracts, whereby the vessel owner provides use of the vessel to the Company, and, in the case of time-charter-in contracts, also operates the vessel for the Company. A time-charter-in contract is typically for a fixed period of time, although in certain cases the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate for time charters during periods the vessel is not able to operate.

On March 27, 2020, concurrently with the Petrojarl Foinaven FPSO transaction with BP described in Note 3, the Company sold its subsidiary Golar-Nor (UK) Limited (or Golar-Nor) to Altera for a nominal amount plus outstanding working capital. Golar-Nor was in-chartering the Petroatlantic and Petronordic shuttle tankers. This transaction resulted in the Company derecognizing right-of-use assets and lease liabilities totaling $50.7 million and $50.7 million, respectively.

As at June 30, 2020, minimum commitments to be incurred by the Company under time-charter-in and bareboat charter contracts were approximately $34.9 million (remainder of 2020), $39.4 million (2021), $20.3 million (2022), $9.2 million (2023) and $5.7 million (2024).